Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Schedule of Convertible Notes Presented in Consolidated Statements of Financial Position

The convertible notes are presented in the consolidated statements of financial position as follows (in thousands):

	2019	2020

Face value of notes issued	$-	$1,250,000
Value of embedded derivatives	-	(641,448)
	$-	$608,552
Transaction costs	-	(13,539)
Interest expense	-	59,299
Interest paid	-	(19,075)
Total non-current borrowings	$-	$635,237